Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,655,134	1,445,979	736,769
Common stock, shares outstanding	1,651,667	1,442,512	733,302
Treasury stock	3,467	3,467	3,467
Series A Convertible Preferred Stock
Preferred Stock, shares issued	0	9,000	9,000
Preferred Stock, shares outstanding	0	9,000	9,000
Preferred Stock,Liquidation preference (in Dollars)		$ 9.0
Series B Convertible Preferred Stock
Preferred Stock, shares issued	0	11,000	11,000
Preferred Stock, shares outstanding	0	11,000	11,000
Preferred Stock,Liquidation preference (in Dollars)		$ 11.0
Series C Convertible Preferred Stock
Preferred Stock, shares issued	3,500	3,500	3,500
Preferred Stock, shares outstanding	3,500	3,500	3,500
Preferred Stock,Liquidation preference (in Dollars)	$ 3.5	$ 3.5
Series D Convertible Preferred Stock
Preferred Stock, shares issued	5,000	0
Preferred Stock, shares outstanding	5,000	0
Preferred Stock,Liquidation preference (in Dollars)	$ 5.0